Cover	Sep. 29, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2025
Entity File Number	001-41664
Entity Registrant Name	Oak Woods Acquisition Corporation
Entity Central Index Key	0001945422
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	101 Roswell Drive
Entity Address, Address Line Two	Nepean
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	K2J 0H5
City Area Code	403
Local Phone Number	561-7750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, one Right and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, one Right and one Redeemable Warrant
Trading Symbol	OAKUU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value
Title of 12(b) Security	Class A Ordinary Shares, par value
Trading Symbol	OAKU
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to one-sixth of one Class A Ordinary Share
Title of 12(b) Security	Rights, each right entitling the holder to one-sixth of one Class A Ordinary Share
Trading Symbol	OAKUR
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one Class A Ordinary Share for $11.50 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	OAKUW
Security Exchange Name	NASDAQ